UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-05495

BlackRock High Income Shares
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock High Income Shares
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2007

BlackRock High Income Shares (HIS)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—139.6%
		Corporate Bonds—135.2%
		Aerospace & Defense—2.3%
$ 200		AAR Corp., 6.875%, 12/15/07	$200,000
110	[1]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	113,850
1,990		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	2,119,350
		DRS Technologies, Inc.,
170		6.875%, 11/01/13	171,700
170		7.625%, 2/01/18	176,800
140		L-3 Communications Corp., 5.875%, 1/15/15	135,975
270		Sequa Corp., 9.00%, 8/01/09	284,850
300	[1]	TransDigm, Inc., 7.75%, 7/15/14	309,750
		Total Aerospace & Defense	3,512,275
		Automotive—6.5%
440		Accuride Corp., 8.50%, 2/01/15	443,300
240	[1]	Asbury Automotive Group, Inc., 7.625%, 3/15/17	240,600
170	[1]	Ashtead Capital, Inc., 9.00%, 8/15/16	181,050
		AutoNation, Inc.,
360		7.00%, 4/15/14	363,600
360	[2]	7.36%, 4/15/13	363,600
70	[1,2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	71,400
1,330		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	1,330,000
		Ford Motor Co.,
400		7.45%, 7/16/31	309,000
300		8.90%, 1/15/32	262,500
		Goodyear Tire & Rubber Co.,
50		7.857%, 8/15/11	52,375
725	[1]	8.675%, 12/01/11	780,281
		Lear Corp.,
775	[1]	8.75%, 12/01/16	740,125
240		Ser. B, 8.75%, 12/01/16	229,200
22		Meritor Automotive, Inc., 6.80%, 2/15/09	22,110
935		Metaldyne Corp., 10.00%, 11/01/13	956,038
1,910		Rent-A-Center, Inc., 7.50%, 5/01/10	1,924,325
525		Stanadyne Corp., 10.00%, 8/15/14	540,750
140	[1]	TRW Automotive, Inc., 7.00%, 3/15/14	137,200
710	[1]	United Auto Group, Inc., 7.75%, 12/15/16	717,100
		Total Automotive	9,664,554
		Basic Materials—16.8%
		Abitibi-Consolidated, Inc., (Canada)
930		6.00%, 6/20/13	790,500
180		8.85%, 8/01/30	160,200
595		AK Steel Corp., 7.75%, 6/15/12	604,669
1,200		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	1,290,000
400	[1]	American Pacific Corp., 9.00%, 2/01/15	402,500
160		Bowater Finance Corp., 7.95%, 11/15/11 (Canada)	155,400
350	[2]	Bowater, Inc., 8.355%, 3/15/10	350,875
275		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	266,062
60		Chemtura Corp., 6.875%, 6/01/16	58,050
540		CPG Intl. I, Inc., 10.50%, 7/01/13	567,000
1,010		Del Monte Corp., 8.625%, 12/15/12	1,050,400
		Domtar, Inc. (Canada)
160		7.125%, 8/15/15	159,200
100		7.875%, 10/15/11	104,750
		Equistar Chemicals LP/Equistar Funding Corp.,
125		8.75%, 2/15/09	130,313
2,780		10.125%, 9/01/08	2,925,950
1,250		10.625%, 5/01/11	1,318,750
		FMG Finance (Australia)
240	[1]	10.00%, 9/01/13	261,000
500	[1]	10.625%, 9/01/16	575,000

BlackRock High Income Shares (HIS) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Basic Materials—(cont'd)
		Freeport-McMoRan Copper & Gold, Inc.,
$ 1,790		8.375%, 4/01/17	$1,928,725
500	[2]	8.564%, 4/01/15	525,000
250	[1]	Hexion US Finance. Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	262,188
500	[1]	Huntsman Intl. LLC, 7.375%, 1/01/15	507,500
1,450		Huntsman LLC, 11.625%, 10/15/10	1,571,437
475	[1]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	454,812
1,870		Innophos, Inc., 8.875%, 8/15/14	1,935,450
205	[1]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	207,050
		Lyondell Chemical Co.,
390		8.00%, 9/15/14	408,525
710		8.25%, 9/15/16	759,700
755	[1]	MacDermid, Inc., 9.50%, 4/15/17	773,875
345		Nalco Co., 8.875%, 11/15/13	366,562
		NewPage Corp.,
1,040		10.00%, 5/01/12	1,137,500
610		12.00%, 5/01/13	661,850
		Nova Chemicals Corp. (Canada)
135		6.50%, 1/15/12	128,588
785	[2]	8.502%, 11/15/13	781,075
1,034	[1]	Pregis Corp., 12.375%, 10/15/13	1,137,400
385	[1]	Terra Capital, Inc., 7.00%, 2/01/17	383,075
25	[1]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	26,188
		Total Basic Materials	25,127,119
		Building & Development—2.3%
450		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	452,250
1,000		K Hovnanian Enterprises, Inc., 7.75%, 5/15/13	910,000
470		Nortek, Inc., 8.50%, 9/01/14	459,425
1,560		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	1,591,200
			3,412,875
		Commercial Services—0.6%
275		FTI Consulting, Inc., 7.75%, 10/01/16	288,750
145	[1,2]	NCO Group, Inc., 10.23%, 11/15/13	145,363
400	[1]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	420,000
			854,113
		Consumer Products—13.5%
1,070	[2]	Ames True Temper, Inc., 9.36%, 1/15/12	1,094,075
210	[1]	Beverages & More, Inc., 9.25%, 3/01/12	212,625
300	[1,2]	BMS Holdings, Inc., 12.40%, 2/15/12	297,000
550		Buffets, Inc., 12.50%, 11/01/14	572,000
510		Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	520,200
480		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	441,600
		General Nutrition Centers, Inc.,
1,000	[1]	9.796%, 3/15/14	980,000
990	[1,3]	10.75%, 3/15/15	990,000
1,170		Jarden Corp., 7.50%, 5/01/17	1,181,700
2,354		Lazy Days RV Center, Inc., 11.75%, 5/15/12	2,412,850
110	[2]	Levi Strauss & Co., 10.099%, 4/01/12	112,200
1,230		Merisant Co., 9.50%, 7/15/13	996,300
		Michaels Stores, Inc.,
1,160	[1]	10.00%, 11/01/14	1,245,550
1,470	[1]	11.375%, 11/01/16	1,589,437
190		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	208,050
185	[1,2]	Nutro Products, Inc., 9.40%, 10/15/13	190,550
400		Quiksilver, Inc., 6.875%, 4/15/15	377,000
350		Reynolds American, Inc., 7.625%, 6/01/16	372,341
		Rite Aid Corp.,
1,730		7.50%, 3/01/17	1,704,050
250		8.125%, 5/01/10	256,875
		Sally Holdings LLC,
240	[1]	9.25%, 11/15/14	246,600
1,130	[1]	10.50%, 11/15/16	1,161,075
445		Spectrum Brands, Inc., 7.375%, 2/01/15	356,000

BlackRock High Income Shares (HIS) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Consumer Products—(cont'd)
$ 310		Swift & Co., 12.50%, 1/01/10	$325,500
		United Rentals N.A., Inc.,
1,400		7.00%, 2/15/14	1,396,500
500		7.75%, 11/15/13	513,750
		Yankee Acquisition Corp.,
90	[1]	8.50%, 2/15/15	91,125
290	[1]	9.75%, 12/15/17	293,625
		Total Consumer Products	20,138,578
		Containers & Packaging—4.8%
		Berry Plastics Holding Corp.,
695		8.875%, 9/15/14	710,637
375	[2]	9.23%, 9/15/14	384,375
255		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	265,200
125		Graham Packaging Co., Inc., 8.50%, 10/15/12	126,875
65		Graphic Packaging Intl. Corp., 9.50%, 8/15/13	69,144
775	[1,2]	Impress Holdings BV, 8.485%, 9/15/13 (Netherlands)	776,703
1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	970,000
2,600		Owens Brockway, 8.25%, 5/15/13	2,710,500
1,140	[1]	Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	1,114,350
		Total Containers & Packaging	7,127,784
		Ecological Services & Equipment—1.2%
445	[1]	Aleris Intl., Inc., 9.00%, 12/15/14	469,475
400		Casella Waste Systems, Inc., 9.75%, 2/01/13	424,000
800		Waste Services, Inc., 9.50%, 4/15/14	838,000
		Total Ecological Services & Equipment	1,731,475
		Energy—11.8%
250		AES Corp., 9.50%, 6/01/09	266,250
275		Berry Petroleum Co., 8.25%, 11/01/16	273,281
515		Chaparral Energy, Inc., 8.50%, 12/01/15	508,562
		Chesapeake Energy Corp.,
350		6.375%, 6/15/15	348,250
235		6.625%, 1/15/16	236,763
		Compagnie Generale de Geophysique-Veritas (France)
135		7.50%, 5/15/15	139,050
220		7.75%, 5/15/17	229,900
290		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	283,475
75		Denbury Resources, Inc., 7.50%, 12/15/15	75,750
740		East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	710,400
35		Edison Mission Energy, 7.50%, 6/15/13	36,138
50		El Paso Natural Gas Co., 8.875%, 6/15/32	61,602
492		Elwood Energy LLC, 8.159%, 7/05/26	512,497
		Encore Acquisition Co.,
130		6.00%, 7/15/15	115,700
140		7.25%, 12/01/17	133,000
1,115		Exco Resources, Inc., 7.25%, 1/15/11	1,117,787
100		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	99,250
152		Homer City Funding LLC, 8.734%, 10/01/26	172,345
900		KCS Energy, Inc., 7.125%, 4/01/12	891,000
		Midwest Generation LLC,
295		8.75%, 5/01/34	320,075
154		Ser. B, 8.56%, 1/02/16	168,917
810		Mirant Americas Generation LLC, 8.30%, 5/01/11	830,250
1,465		Mission Energy Holdings Co., 13.50%, 7/15/08	1,596,850
		NRG Energy, Inc.,
100		7.25%, 2/01/14	102,500
570		7.375%, 2/01/16	585,675
980	[1]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	1,019,200
1,000		Orion Power Holdings, Inc., 12.00%, 5/01/10	1,155,000
		Reliant Energy, Inc.,
210		6.75%, 12/15/14	221,813
285		9.25%, 7/15/10	300,319
420	[1]	Sabine Pass LNG LP, 7.50%, 11/30/16	423,150
708		Salton Sea Funding, Ser. E, 8.30%, 5/30/11	755,975

BlackRock High Income Shares (HIS) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Energy—(cont'd)
$ 615	[1]	SemGroup LP, 8.75%, 11/15/15	$624,225
305		Southern Natural Gas Co., 8.00%, 3/01/32	362,287
890	[1,2]	Stone Energy Corp., 8.11%, 7/15/10	890,000
345	[1]	Targa Resources, Inc., 8.50%, 11/01/13	351,900
305		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	329,400
1,305		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	1,282,162
		Total Energy	17,530,698
		Entertainment & Leisure—5.9%
470		AMC Entertainment, Inc., 11.00%, 2/01/16	535,212
500		Caesars Entertainment, Inc., 7.875%, 3/15/10	522,500
190		Cinemark, Inc., Zero Coupon, 3/15/14	173,850
440	[1]	French Lick Resorts & Casino LLC, 10.75%, 4/15/14	370,700
		Gaylord Entertainment Co.,
450		6.75%, 11/15/14	438,188
1,000		8.00%, 11/15/13	1,023,750
1,390	[1]	Great Canadian Gaming Corp., 7.25%, 2/15/15 (Canada)	1,400,425
790	[1]	Greektown Holdings LLC, 10.75%, 12/01/13	845,300
200		Harrah's Operating, Inc., 5.75%, 10/01/17	165,500
905		Poster Financial Group, Inc., 8.75%, 12/01/11	941,200
705		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	696,187
630		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	633,937
125		Station Casinos, Inc., 6.625%, 3/15/18	111,250
170	[1]	TDS Investor, 9.875%, 9/01/14	178,075
170	[1,2]	Travelport Ltd., 9.985%, 9/01/14	173,400
500		Virgin River Casino, 9.00%, 1/15/12	522,500
25		Warner Music Group, Inc., 7.375%, 4/15/14	23,813
125		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	123,750
		Total Entertainment & Leisure	8,879,537
		Financial Institutions—10.6%
1,085		AES Ironwood LLC, 8.857%, 11/30/25	1,220,667
1,250		AES Red Oak LLC, Ser. B, 9.20%, 11/30/29	1,420,312
85		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	83,725
625		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	709,950
170		Crum & Forster Holdings Corp., 10.375%, 6/15/13	183,600
		Ford Motor Credit Co.,
490	[2]	8.11%, 1/13/12	478,986
140		8.625%, 11/01/10	142,873
710		General Motors Acceptance Corp., 6.875%, 8/28/12	707,139
1,252	[1]	iPayment Investors LP, 11.625%, 7/15/14	1,279,730
335		iPayment, Inc., 9.75%, 5/15/14	343,375
745		K&F Acquisition, Inc., 7.75%, 11/15/14	791,563
		Momentive Performance Materials, Inc.,
470	[1]	9.75%, 12/01/14	484,100
1,105	[1]	10.125%, 12/01/14	1,140,913
420	[1]	11.50%, 12/01/16	433,650
290	[1]	NSG Holdings LLC, 7.75%, 12/15/25	303,050
2,550	[1]	Rainbow National Services LLC, 10.375%, 9/01/14	2,852,812
1,720		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,844,700
110	[2]	Universal City Florida Holding Co. I/II, 10.11%, 5/01/10	113,438
1,290	[1]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	1,294,838
		Total Financial Institutions	15,829,421
		Health Care—4.6%
150		Accellent, Inc., 10.50%, 12/01/13	155,250
500	[1,2]	Angiotech Pharmaceuticals, Inc., 9.11%, 12/01/13 (Canada)	510,625
370	[1]	Cooper Cos., Inc., 7.875%, 2/15/15	375,550
		HealthSouth Corp.,
525	[1]	10.75%, 6/15/16	570,938
840	[1,2]	11.354%, 6/15/14	907,200
900		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	954,000
		Tenet Healthcare Corp.,
320		6.875%, 11/15/31	252,800
655		9.875%, 7/01/14	661,550
865		Universal Hospital Services, Inc., 10.125%, 11/01/11	919,062

BlackRock High Income Shares (HIS) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Health Care—(cont'd)
$ 1,500		VWR Intl., Inc., 8.00%, 4/15/14	$1,563,750
		Total Health Care	6,870,725
		Industrials—4.8%
890	[1]	AGY Holding Corp., 11.00%, 11/15/14	923,375
405		Hexcel Corp., 6.75%, 2/01/15	400,073
240	[1]	Masonite Corp., 11.00%, 4/06/15	223,200
		RBS Global, Inc./Rexnord Corp.,
370	[1]	8.875%, 9/01/16	373,700
1,510		9.50%, 8/01/14	1,570,400
990		11.75%, 8/01/16	1,063,012
1,720	[1]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,823,200
175		Terex Corp., 7.375%, 1/15/14	180,250
550		Trimas Corp., 9.875%, 6/15/12	549,313
		Total Industrials	7,106,523
		Media—18.7%
		Affinion Group, Inc.,
730		10.125%, 10/15/13	795,700
175		11.50%, 10/15/15	192,500
160		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	151,600
750	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	795,000
230		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	238,050
165		CBD Media Holdings LLC/CBD Holdings Finance, Inc., 9.25%, 7/15/12	172,838
875		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	905,938
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
2,940		10.25%, 9/15/10	3,101,700
515		Ser. B, 10.25%, 9/15/10	542,681
500	[1]	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.375%, 4/30/14	520,625
865	[1]	CMP Susquehanna Corp., 9.875%, 5/15/14	886,625
1,213		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	1,323,686
300		DIRECTV Holdings LLC/DIRECTV Financing Co., 8.375%, 3/15/13	316,125
		Echostar DBS Corp.,
1,415		7.00%, 10/01/13	1,457,450
325		7.125%, 2/01/16	335,563
975	[1]	Idearc, Inc., 8.00%, 11/15/16	1,001,812
175	[1]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	185,500
590		LIN Television Corp., 6.50%, 5/15/13	577,462
465		MediaNews Group, Inc., 6.875%, 10/01/13	423,150
945		Network Communications, Inc., 10.75%, 12/01/13	965,081
1,070		Nexstar Finance, Inc., 7.00%, 1/15/14	1,027,200
		Nielsen Finance LLC/Nielsen Finance Co.,
575	[1]	Zero Coupon, 8/01/16	402,500
1,405	[1]	10.00%, 8/01/14	1,531,450
575	[1,2]	Paxson Communications Corp., 8.61%, 1/15/12	587,937
		Primedia, Inc.,
1,910		8.00%, 5/15/13	1,976,850
255		8.875%, 5/15/11	262,969
2,245		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	2,385,312
225		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	221,344
90		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	90,338
1,025	[1]	Umbrella Acquisition, Inc., 9.75%, 3/15/15	1,021,156
		Vertis, Inc.,
1,020		9.75%, 4/01/09	1,037,850
665		Ser. B, 10.875%, 6/15/09	671,650
1,900		Young Broadcasting, Inc., 10.00%, 3/01/11	1,871,500
		Total Media	27,977,142
		Technology—8.6%
100		Advanced Micro Devices, Inc., 7.75%, 11/01/12	101,125
		Amkor Technology, Inc.,
160		7.75%, 5/15/13	156,800
225		9.25%, 6/01/16	234,563
270	[1]	Belden CDT, Inc., 7.00%, 3/15/17	276,075
1,235		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,154,725
500	[1]	Coleman Cable, Inc., 9.875%, 10/01/12	517,500

BlackRock High Income Shares (HIS) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Technology—(cont'd)
$ 95	[1,2]	Conexant Systems, Inc., 9.11%, 11/15/10	$97,494
		Freescale Semiconductor, Inc.,
2,600	[1]	9.125%, 12/15/14	2,580,500
110	[1,2]	9.23%, 12/15/14	109,725
200	[1]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	223,000
		NXP BV/NXP Funding LLC,
125	[1,2]	8.11%, 10/15/13	128,594
1,445	[1]	9.50%, 10/15/15	1,491,962
530		Sanmina-SCI Corp., 8.125%, 3/01/16	498,200
430		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	427,312
		SunGard Data Systems, Inc.,
210		9.125%, 8/15/13	225,225
1,600		10.25%, 8/15/15	1,746,000
830		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	856,975
462	[1]	UGS Capital Corp. II, 10.348%, 6/01/11	470,291
890		UGS Corp., 10.00%, 6/01/12	973,437
500		Xerox Corp., 7.625%, 6/15/13	524,375
		Total Technology	12,793,878
		Telecommunications—19.3%
1,000		American Tower Corp., 7.125%, 10/15/12	1,030,000
		Centennial Communications Corp.,
645		8.125%, 2/01/14	665,963
650	[2]	11.099%, 1/01/13	684,125
2,085		Cincinnati Bell, Inc., 7.25%, 7/15/13	2,163,187
930	[1]	Cricket Communications, Inc., 9.375%, 11/01/14	981,150
		Digicel Group Ltd. (Bermuda)
590	[1]	8.875%, 1/15/15	572,300
1,465	[1]	9.125%, 1/15/15	1,402,737
170	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	172,550
100		Intelsat Intermediate Holding Co. Ltd., 9.25%, 2/01/15 (Bermuda)	83,000
		Intelsat Ltd. (Bermuda)
375	[1,2]	8.872%, 1/15/15	384,193
420	[1]	9.25%, 6/15/16	465,150
550	[1]	11.25%, 6/15/16	624,250
925	[1,2]	11.354%, 6/15/13	992,063
855		Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (Bermuda)	914,850
230		Lucent Technologies, Inc., 6.45%, 3/15/29	207,575
750	[1]	MetroPCS Wireless, Inc., 9.25%, 11/01/14	793,125
1,980	[1]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	2,118,600
		Nortel Networks Ltd. (Canada)
905	[1,2]	9.61%, 7/15/11	968,350
345	[1]	10.125%, 7/15/13	378,638
150		Orascom Telecom Finiance. SCA, 7.875%, 2/08/14 (Luxembourg)	147,750
		PanAmSat Corp.,
1,517		9.00%, 8/15/14	1,642,152
1,025	[1]	9.00%, 6/15/16	1,128,781
3,000	[4]	Poland Telecom Finance BV, 14.00%, 12/01/07 (Netherlands)	—
1,310	[1,2]	ProtoStar I Ltd., 12.50%, 10/15/12 (Bermuda)	1,388,600
230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	232,875
		Qwest Corp.,
850	[2]	8.605%, 6/15/13	926,500
1,440		9.125%, 3/15/12	1,591,200
415		Rogers Wireless, Inc., 8.00%, 12/15/12 (Canada)	439,900
1,000		Rural Cellular Corp., 8.25%, 3/15/12	1,045,000
1,495	[1]	West Corp., 11.00%, 10/15/16	1,573,487
1,100	[1]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	1,259,500
		Windstream Corp.,
855		8.125%, 8/01/13	925,538
820		8.625%, 8/01/16	896,875
		Total Telecommunications	28,799,964
		Transportation—2.9%
280		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	284,550
180	[1]	Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	174,600
680		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	661,300

BlackRock High Income Shares (HIS) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Transportation—(cont'd)
$ 1,616		Horizon Lines LLC, 9.00%, 11/01/12	$1,696,800
850	[1]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	885,063
660		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	691,350
		Total Transportation	4,393,663
		Total Corporate Bonds	201,750,324
		Bank Loans—2.4%
700		Rotech Healthcare, Zero Coupon%, 9/26/11 Libor	700,000
2,510		Travelport Holdco, Zero Coupon%, 3/22/12 Libor	2,428,425
500		Verso Paper Finance Holdings LLC, Zero Coupon%, 2/01/13 LIBOR	501,875
		Total Bank Loans	3,630,300
Shares
		Common Stocks—0.0%
4,737	[5]	Critical Care Systems Intl., Inc.	29,606
495	[5]	Crown Castle Intl. Corp.	15,904
64,467	[5]	Goss Holdings, Inc.	1
		Total Common Stocks	45,511
		Preferred Stocks—2.0%
10,000		Crown Castle Intl. Corp., 6.25%	570,000
10,300		Emmis Communications Corp., 6.25%	453,509
500	[1]	NRG Energy, Inc., 4.00%	951,000
5,000		Owens Illinois, Inc., 4.75%	191,500
30,000		Smurfit-Stone Container Corp., 7.00%	715,500
60,000		Superior Essex Holding Corp., Ser. A, 9.50%	49,200
		Total Preferred Stocks	2,930,709
Units
		Warrant—0.0%
18	[5]	Pliant Corp., expires 6/01/10, strike price $0.001	—
		Total Long-Term Investments (cost $206,073,595)	208,356,844
Principal
Amount
(000)
		SHORT-TERM INVESTMENT—5.8%
		U.S. Government and Agency Discount Note—5.8%
$ 8,700	[6]	Federal Home Loan Bank Disc. Notes, 5.00%, 4/02/07 (cost $8,698,792)	8,698,792
		Total Investments—145.4% (cost $214,772,3877)	$217,055,636
		Liabilities in excess of other assets (including $67,000,000 in loans payable)—(45.4)%	(67,782,162)
		Net Assets—100%	$149,273,474

BlackRock High Income Shares (HIS) (continued)

(Percentages shown are based on Net Assets)

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2007, the Trust held 45.1% of its net assets, with a current market value of $67,353,011, in securities restricted as to resale.

[2]	Variable rate security. Rate shown is interest rate as of March 31, 2007.

[3]	Security is fair valued

[4]	Issuer is in default and/or bankruptcy.

[5]	Non-income producing security.

[6]	Rate shown is the yield to maturity as of the date of purchase.

[7]

Cost for federal income tax purposes is $215,691,579. The net unrealized appreciation on a tax basis is $1,364,057, consisting of $5,575,654 gross unrealized appreciation and $4,211,597 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
LIBOR — London Interbank Offered Rate

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock High Income Shares

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007